As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Address of principal executive offices) (Zip code)

J. GLENN HABER
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Autos and Transportation - 2.2%
CSX Corp.	452,425	$31,868,817
Skywest, Inc.	1,476,182	36,609,314
Tidewater Inc.	152,750	7,515,300
		75,993,431
Consumer Discretionary and Services - 14.9%
Administaff, Inc.	320,700	11,484,267
aQuantive, Inc. (a)	1,140,575	28,890,765
Carter's, Inc. (a)	914,650	24,174,199
Coach, Inc. (a)	893,150	26,705,185
Gamestop Corp New (a)	434,200	18,236,400
Grupo Televisa S.A. de C.V. - ADR	2,001,050	38,640,276
J.C. Penney Co., Inc.	608,800	41,100,088
Labor Ready, Inc. (a)	1,038,625	23,524,856
Monster Worldwide, Inc. (a)	323,150	13,785,579
MPS Group, Inc. (a)	1,080,250	16,268,565
MSC Industrial Direct Co., Inc.	576,100	27,405,077
Navigant Consulting, Inc. (a)	1,417,450	32,105,243
Nordstrom, Inc.	826,400	30,163,600
Orient-Express Hotels Ltd.	403,050	15,654,462
Penn National Gaming, Inc. (a)	797,100	30,911,538
Rollins, Inc.	631,000	12,392,840
Scientific Games Corp. (a)	230,465	8,209,163
Stamps.com Inc. (a)	879,392	24,464,685
Univision Communications Inc. (a)	1,016,700	34,059,450
Valueclick, Inc. (a)	2,006,550	30,800,543
Volcom, Inc. (a)	525,910	16,823,861
WESCO International, Inc. (a)	227,800	15,718,200
WMS Industries Inc. (a)	315,500	8,641,545
		530,160,387
Consumer Staples - 1.0%
Fomento Economico Mexicano S.A. de C.V. - ADR	438,175	36,684,011

Energy - 11.3%
Cameron International Corp. (a)	457,900	21,873,883
Carrizo Oil & Gas, Inc. (a)	847,359	26,530,810
CONSOL Energy Inc.	661,900	30,923,968
Diamond Offshore Drilling, Inc.	761,475	63,910,597
ENSCO International Inc.	873,875	40,215,727
GMX Resources Inc. (a)	283,957	8,779,950
Grant Prideco, Inc. (a)	1,008,000	45,108,000
Kerr-McGee Corp.	314,700	21,824,445
NATCO Group, Inc. (a)	104,800	4,212,960
Noble Corp.	550,575	40,973,792
Noble Energy, Inc.	677,850	31,764,051
Smith International, Inc.	668,600	29,732,642
TETRA Technologies, Inc. (a)	522,650	15,831,069
Warren Resources, Inc. (a)	1,527,795	21,939,136
		403,621,030

	Shares	Value
Financial Services - 23.0%
Affiliated Managers Group, Inc. (a)	507,400	$44,087,986
Alliance Data Systems Corp. (a)	894,650	52,623,313
Ameriprise Financial, Inc.	341,500	15,254,805
Arch Capital Group Ltd. (a)	983,461	58,476,591
Assurant, Inc.	920,550	44,554,620
BioMed Realty Trust, Inc.	1,013,752	30,351,735
CBL & Associates Properties, Inc.	776,225	30,218,439
East West Bancorp, Inc.	844,407	32,011,469
Euronet Worldwide, Inc. (a)	876,550	33,633,224
GFI Group Inc. (a)	570,772	30,793,149
HealthExtras, Inc. (a)	530,201	16,022,674
Host Marriott Corp.	2,274,500	49,743,315
Investment Technology Group, Inc. (a)	350,350	17,818,801
Jones Lang LaSalle Inc.	548,900	48,056,195
Lazard Ltd Cl. A	1,274,300	51,481,720
Northern Trust Corp.	687,000	37,991,100
SEI Investments Co.	822,316	40,194,806
Sotheby's Holdings, Inc. Cl. A (a)	2,290,100	60,115,125
StanCorp Financial Group, Inc.	436,000	22,196,760
Sunstone Hotel Investors, Inc.	1,774,677	51,572,114
Texas Capital Bancshares, Inc. (a)	699,992	16,309,814
Williams Scotsman International, Inc. (a)	687,380	15,012,379
Zions Bancorp.	296,300	23,093,622
		821,613,756
Health Care - 11.4%
ArthroCare Corp. (a)	878,651	36,912,128
Cephalon, Inc. (a)	145,430	8,740,343
Computer Programs & Systems, Inc.	352,760	14,096,290
Cytyc Corp. (a)	1,628,000	41,286,080
Dexcom, Inc. (a)	617,505	8,385,718
Endo Pharmaceuticals Holdings Inc. (a)	1,592,546	52,522,167
Immucor, Inc. (a)	316,201	6,080,545
Integra LifeSciences Holdings Corp. (a)	619,213	24,031,657
Intuitive Surgical, Inc. (a)	81,475	9,611,606
Kyphon, Inc. (a)	326,125	12,510,155
Myriad Genetics, Inc. (a)	1,241,233	31,341,133
Nastech Pharmaceutical Co. Inc. (a)	693,991	10,965,058
Nektar Therapeutics (a)	569,981	10,453,452
Omnicare, Inc.	652,825	30,956,961
PDL Biopharma, Inc. (a)	1,724,410	31,746,388
Psychiatric Solutions, Inc. (a)	224,149	6,424,110
QIAGEN N.V. (a)	1,881,954	25,820,409
United Therapeutics Corp. (a)	491,999	28,422,782
Viasys Healthcare, Inc. (a)	659,550	16,884,480
		407,191,462

	Shares	Value
Materials and Processing - 8.6%
Airgas, Inc.	351,150	$13,080,337
Ceradyne, Inc. (a)	482,200	23,864,078
Maverick Tube Corp. (a)	296,675	18,746,893
Oregon Steel Mills, Inc. (a)	651,050	32,982,193
Pan American Silver Corp. (a)	389,723	7,011,117
Phelps Dodge Corp.	215,550	17,709,588
Precision Castparts Corp.	1,313,350	78,485,796

RTI International Metals, Inc. (a)	1,080,375	60,328,140
Timken Co.	651,125	21,819,199
Washington Group International, Inc.	613,234	32,709,902
		306,737,243
Other - 1.1%
McDermott International, Inc. (a)	855,950	38,920,046

Producer Durables - 8.3%
A.S.V., Inc. (a)	713,358	16,435,768
EMCORE Corp. (a)	1,811,282	17,388,307
Esterline Technologies Corp. (a)	525,600	21,859,704
Flow International Corp. (a)	725,867	10,212,949
Herman Miller, Inc.	1,477,505	38,075,304
Joy Global, Inc.	1,557,107	81,109,704
Manitowoc Co., Inc.	385,900	17,172,550
Mattson Technology, Inc. (a)	1,951,154	19,062,774
Parker-Hannifin Corp.	357,650	27,753,640
Thomas & Betts Corp. (a)	934,850	47,957,805
		297,028,505
Technology - 13.5%
AudioCodes Ltd. (a)	1,078,700	11,757,830
Autodesk, Inc. (a)	1,089,150	37,532,109
Citrix Systems, Inc. (a)	796,050	31,953,447
Comverse Technology, Inc. (a)	849,700	16,798,569
F5 Networks, Inc. (a)	622,000	33,264,560
FormFactor, Inc. (a)	824,516	36,798,149
Informatica Corp. (a)	1,681,242	22,125,145
Intersil Corp.	1,617,750	37,612,687
Marvell Technology Group Ltd. (a)	814,450	36,104,569
MICROS Systems, Inc. (a)	642,877	28,080,867
Microsemi Corp. (a)	1,783,433	43,480,097
Rockwell Automation, Inc.	543,550	39,141,036
Trident Microsystems, Inc. (a)	1,371,810	26,036,954
Trimble Navigation Ltd. (a)	472,002	21,070,169
Viasat, Inc. (a)	688,370	17,677,342
Websense, Inc. (a)	893,662	18,355,817
Witness Systems, Inc. (a)	1,190,908	24,020,614
		481,809,961

	Shares/Principal
	Amount	Value
Utilities - 3.0%
El Paso Electric Co. (a)	1,148,100	$23,145,696
Kinder Morgan, Inc.	266,575	26,628,177
NII Holdings, Inc. (a)	467,650	26,366,107
PPL Corp.	972,350	31,406,905
		107,546,885
TOTAL COMMON STOCKS (Cost $3,106,270,540)		$3,507,306,717

SHORT TERM INVESTMENTS - 3.8%
Commercial Paper - 3.8%
Alcoa Inc.
5.310%, 07/03/2006	$2,341,000	$2,340,309
Kraft Foods
5.310%, 07/03/2006	73,621,000	73,599,282
Pepsi America
5.300%, 07/03/2006	45,715,000	45,701,539
UBS Americas
5.270%, 07/03/2006	15,412,000	15,407,488
		137,048,618
Variable Rate Demand Notes - 0.0%
Wisconsin Corp. Central Credit Union
5.020%, 12/31/2031	216,832	216,832
TOTAL SHORT TERM INVESTMENTS (Cost $137,265,450)		$137,265,450

Total Investments (Cost $3,243,535,990) - 102.1%		$3,644,572,167
Liabilities in Excess of Other Assets - (2.1)%		(74,845,972)
TOTAL NET ASSETS - 100.0%		$3,569,726,195

ADR American Depository Receipt
(a) Non-income producing security.

+ At June 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$3,249,256,891
Gross tax unrealized appreciation	477,087,508
Gross tax unrealized depreciation	(81,674,327)
Net tax unrealized appreciation	$395,413,181

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.6%

Autos and Transportation - 3.1%
CSX Corp.	5,700	$401,508
Skywest, Inc.	9,125	226,300
Southwest Airlines Co.	6,350	103,949
Tidewater Inc.	2,750	135,300
		867,057
Consumer Discretionary and Services - 14.0%
aQuantive, Inc. (a)	6,225	157,679
Carter's, Inc. (a)	6,850	181,045
Coach, Inc. (a)	12,500	373,750
Grupo Televisa S.A. de C.V. - ADR	13,525	261,168
Hilton Hotels Corp.	12,300	347,844
J.C. Penney Co., Inc.	7,375	497,886
Kohl's Corp. (a)	6,550	387,236
Monster Worldwide, Inc. (a)	4,600	196,236
MPS Group, Inc. (a)	10,525	158,506
MSC Industrial Direct Co., Inc.	3,650	173,630
Nordstrom, Inc.	9,325	340,363
Penn National Gaming, Inc. (a)	5,700	221,046
Univision Communications, Inc. (a)	5,975	200,163
Valueclick, Inc. (a)	10,350	158,873
WESCO International, Inc. (a)	3,000	207,000
		3,862,425
Consumer Staples - 2.5%
CVS Corp.	9,825	301,627
Fomento Economico Mexicano S.A. de C.V. - ADR	4,575	383,019
		684,646
Energy - 11.4%
Cameron International Corp. (a)	4,800	229,296
CONSOL Energy Inc.	5,450	254,624
Diamond Offshore Drilling, Inc.	6,775	568,626
ENSCO International Inc.	5,100	234,702
Grant Prideco, Inc. (a)	6,175	276,331
Kerr-McGee Corp.	3,400	235,790
Noble Corp.	4,625	344,192
Noble Energy, Inc.	5,250	246,015
Smith International, Inc.	5,925	263,485
TETRA Technologies, Inc. (a)	4,200	127,218
Transocean Inc. (a)	2,325	186,744
Weatherford International Ltd. (a)	3,200	158,784
		3,125,807
Financial Services - 21.0%
Affiliated Managers Group, Inc. (a)	2,490	216,356
Alliance Data Systems Corp. (a)	7,450	438,209
Arch Capital Group Ltd. (a)	6,600	392,436
Assurant, Inc.	9,350	452,540
CBL & Associates Properties, Inc.	3,900	151,827
Chubb Corp.	4,700	234,530
East West Bancorp, Inc.	5,125	194,289
Franklin Resources, Inc.	5,425	470,944
Genworth Financial Inc.	3,900	135,876
GFI Group Inc. (a)	4,225	227,939
HealthExtras, Inc. (a)	4,875	147,322
Host Marriott Corp.	17,025	372,337
Investment Technology Group, Inc. (a)	2,600	132,236
Jones Lang LaSalle Inc.	3,600	315,180
Lazard Ltd Cl. A	11,100	448,440
SEI Investments Co.	8,375	409,370
Sotheby's Holdings, Inc. Cl. A (a)	20,275	532,219
StanCorp Financial Group, Inc.	1,875	95,456
Sunstone Hotel Investors, Inc.	10,050	292,053
Zions Bancorp.	1,375	107,168
		5,766,727
Health Care - 10.3%
ArthroCare Corp. (a)	5,725	240,507
Caremark Rx, Inc. (a)	4,650	231,895
Cytyc Corp. (a)	9,850	249,796
Endo Pharmaceuticals Holdings Inc. (a)	11,125	366,903
Genzyme Corp. (a)	3,875	236,569
Gilead Sciences, Inc. (a)	4,425	261,783
Omnicare, Inc.	6,500	308,230
PDL Biopharma, Inc. (a)	11,325	208,493
QIAGEN N.V. (a)	22,125	303,555
Shire Pharmaceuticals Group PLC - ADR	6,100	269,803
United Therapeutics Corp. (a)	2,750	158,868
		2,836,402
Materials and Processing -8.0%
Airgas, Inc.	2,750	102,437
Alcoa Inc.	3,600	116,496
Cemex S.A. de C.V. - ADR (a)	7,675	437,245
Phelps Dodge Corp.	1,925	158,158
Precision Castparts Corp.	10,050	600,588
RTI International Metals, Inc. (a)	7,425	414,612
United States Steel Corp.	2,000	140,240
Washington Group International, Inc.	4,125	220,028
		2,189,804
Other - 1.6%
McDermott International, Inc. (a)	9,537	433,647

Producer Durables - 7.3%
ASML Holding N.V. - ADR (a)	6,400	129,408
Herman Miller, Inc.	14,050	362,069
Joy Global, Inc.	10,700	557,363
Lam Research Corp. (a)	7,125	332,167
Parker-Hannifin Corp.	3,625	281,300
Thomas & Betts Corp. (a)	6,525	334,733
		1,997,040

	Shares	Value

Technology - 13.4%
Adobe Systems Inc. (a)	6,150	$186,714
Analog Devices, Inc.	4,075	130,970
Autodesk, Inc. (a)	5,950	205,037
Broadcom Corp. (a)	3,562	107,038
Citrix Systems, Inc. (a)	6,400	256,896
Cognizant Technology Solutions Corp. (a)	3,200	215,584
Comverse Technology, Inc. (a)	6,950	137,402
F5 Networks, Inc. (a)	4,425	236,649
FormFactor, Inc. (a)	5,900	263,317
Intersil Corp.	8,100	188,325
Marvell Technology Group Ltd. (a)	8,300	367,939
MICROS Systems, Inc. (a)	4,700	205,296
Microsemi Corp. (a)	13,100	319,378
Network Appliance, Inc. (a)	5,475	193,268
Rockwell Automation, Inc.	4,925	354,649
Trident Microsystems, Inc. (a)	6,400	121,472
Trimble Navigation Ltd. (a)	4,575	204,228
		3,694,162
Utilities - 5.0%
Dominion Resources, Inc.	4,625	345,904
El Paso Electric Co. (a)	10,125	204,120
NII Holdings, Inc. (a)	5,800	327,004
PPL Corp.	6,400	206,720
TXU Corp.	4,900	292,971
		1,376,719

TOTAL COMMON STOCKS (Cost $26,265,960)		$26,834,436

	Shares/Principal
	Amount	Value

SHORT TERM INVESTMENTS: 6.8%
Commercial Paper: 6.6%
Kraft Foods
5.310%, 07/03/2006	$615,000	$614,819
Pepsi America
5.300%, 07/03/2006	600,000	599,823
UBS Americas
5.270%, 07/03/2006	600,000	599,824
		1,814,466

Money Market Mutual Fundss: 0.2%
Fidelity Institutional Money Market	59,918	59,918

TOTAL SHORT TERM INVESTMENTS (Cost $1,874,384)		$1,874,384

TOTAL INVESTMENTS (Cost $28,140,344): 104.4%		$28,708,820
Liabilities in Excess of Other Assets: (4.4)%		(1,215,646)
TOTAL NET ASSETS: 100.0%		$27,493,174

ADR - American Depository Receipt
(a) Non-income producing security.

+ At June 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$28,140,344
Gross tax unrealized appreciation	1,010,986
Gross tax unrealized depreciation	(442,510)
Net tax unrealized appreciation	$568,476

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Core Equity Portfolio
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 10.6%
Best Buy Co. Inc.	92,600	$5,078,184
Comcast Corp. Cl. A (a)	314,400	10,293,456
Hilton Hotels Corp.	182,925	5,173,119
Home Depot, Inc.	261,100	9,344,769
J.C. Penney Co., Inc.	143,550	9,691,060
Kohl's Corp. (a)	167,150	9,881,908
News Corp.	251,450	4,822,811
Nordstrom, Inc.	124,134	4,530,891
Target Corp.	65,300	3,191,211
Univision Communications, Inc. (a)	73,500	2,462,250
		64,469,659
Consumer Staples - 6.7%
CVS Corp.	133,700	4,104,590
Fomento Economico Mexicano S.A. de C.V. - ADR	44,050	3,687,866
PepsiCo, Inc.	215,088	12,913,883
Procter & Gamble Co.	364,588	20,271,093
		40,977,432
Energy - 11.3%
CONSOL Energy Inc.	90,650	4,235,168
Diamond Offshore Drilling, Inc.	70,700	5,933,851
EnCana Corp.	87,300	4,595,472
Exxon Mobil Corp.	266,802	16,368,303
Grant Prideco, Inc. (a)	87,400	3,911,150
Kerr-McGee Corp.	86,000	5,964,100
Kinder Morgan, Inc.	25,775	2,574,665
Noble Energy, Inc.	112,875	5,289,322
Smith International, Inc.	137,975	6,135,748
Tidewater Inc.	41,100	2,022,120
Transocean, Inc. (a)	104,250	8,373,360
Weatherford International Ltd. (a)	78,650	3,902,613
		69,305,872
Financials - 17.3%
Affiliated Managers Group, Inc. (a)	31,450	2,732,690
American Express Co.	133,400	7,099,548
American International Group, Inc.	184,657	10,903,996
Assurant, Inc.	71,050	3,438,820
Bank of America Corp.	176,392	8,484,455
Chubb Corp.	161,800	8,073,820
Citigroup, Inc.	247,336	11,931,489
Franklin Resources, Inc.	113,900	9,887,659
Genworth Financial Inc.	185,400	6,459,336
Goldman Sachs Group, Inc.	70,500	10,605,315
Lehman Brothers Holdings Inc.	63,950	4,166,342
Merrill Lynch & Co., Inc.	44,600	3,102,376
Prudential Financial, Inc.	134,250	10,431,225
Wachovia Corp.	43,720	2,364,378
Wells Fargo & Co.	91,700	6,151,236
		105,832,685

	Shares	Value
Health Care - 14.0%
Aetna, Inc.	76,000	$3,034,680
Amgen Inc. (a)	144,725	9,440,412
Caremark Rx, Inc. (a)	97,400	4,857,338
Cytyc Corp. (a)	103,550	2,626,028
Eli Lilly & Co.	124,200	6,864,534
Genzyme Corp. (a)	62,750	3,830,888
Gilead Sciences, Inc. (a)	167,800	9,927,048
Johnson & Johnson	140,577	8,423,374
Medtronic, Inc.	97,950	4,595,814
Novartis AG - ADR	224,850	12,123,912
Omnicare, Inc.	84,000	3,983,280
Shire Pharmaceuticals Group PLC - ADR	94,963	4,200,213
Wyeth	265,200	11,777,532
		85,685,053
Industrials - 14.1%
Boeing Co.	62,425	5,113,232
Caterpillar Inc.	58,350	4,345,908
CSX Corp.	57,250	4,032,690
FedEx Corp.	58,350	6,818,781
General Electric Co.	570,324	18,797,879
Honeywell International Inc.	145,250	5,853,575
Joy Global, Inc.	86,262	4,493,388
McDermott International, Inc. (a)	150,562	6,846,054
Norfolk Southern Corp.	113,850	6,059,097
Parker-Hannifin Corp.	53,000	4,112,800
Precision Castparts Corp.	91,150	5,447,124
Rockwell Automation, Inc.	61,925	4,459,219
Southwest Airlines Co.	214,200	3,506,454
United Technologies Corp.	100,550	6,376,881
		86,263,082
Information Technology - 16.6%
Adobe Systems, Inc. (a)	172,998	5,252,219
Analog Devices, Inc.	99,350	3,193,109
Apple Computer, Inc. (a)	77,900	4,449,648
ASML Holding N.V. - ADR (a)	181,800	3,675,996
Autodesk, Inc. (a)	129,050	4,447,063
Cisco Systems, Inc. (a)	316,235	6,176,070
Citrix Systems, Inc. (a)	113,000	4,535,820
Comverse Technology, Inc. (a)	134,750	2,664,007
Corning, Inc. (a)	357,050	8,637,039
eBay, Inc. (a)	145,650	4,266,089
EMC Corp. (a)	162,250	1,779,882
Hewlett-Packard Co.	236,450	7,490,736
Intel Corp.	140,614	2,664,635
Intersil Corp.	101,000	2,348,250
Lam Research Corp. (a)	76,300	3,557,106
Marvell Technology Group Ltd. (a)	153,350	6,798,006
Microsoft Corp.	293,386	6,835,894
Motorola, Inc.	223,500	4,503,525
SAP AG - ADR	81,000	4,254,120
Texas Instruments, Inc.	186,441	5,647,298
Yahoo!, Inc. (a)	246,050	8,119,650
		101,296,162
Materials - 3.4%
Alcoa Inc.	189,115	6,119,762
Cemex S.A. de C.V. - ADR (a)	125,525	7,151,159
Phelps Dodge Corp.	40,100	3,294,616
United States Steel Corp.	57,950	4,063,454
		20,628,991
Telecommunication Services - 1.9%
America Movil S.A. de C.V. - ADR	240,200	7,989,052
Sprint Nextel Corp.	188,759	3,773,292
		11,762,344
Utilities - 2.6%
Dominion Resources, Inc.	123,300	9,221,607
TXU Corp.	106,150	6,346,709
		15,568,316
TOTAL COMMON STOCKS (Cost $496,097,336)		$601,789,596
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.3%
Commercial Paper - 1.3%
UBS Americas
5.270%, 07/03/2006	$7,889,000	$7,886,690
Variable Rate Demand Notes - 0.0%
Wisconsin Corp. Central Credit Union
4.869%	118,175	118,175
TOTAL SHORT TERM INVESTMENTS (Cost $8,004,865)		$8,004,865

Total Investments (Cost $504,102,201) - 99.8%		$609,794,461
Other Assets in Excess of Liabilities - 0.2%		975,345
TOTAL NET ASSETS - 100.0%		$610,769,806

ADR American Depository Receipt
(a) Non-income producing security.

+ At June 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$505,357,287
Gross tax unrealized appreciation	117,337,956
Gross tax unrealized depreciation	(12,765,957)
Net tax unrealized appreciation	$104,571,999

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Growth Equity Portfolio
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Autos and Transportation - 4.8%
C.H. Robinson Worldwide, Inc.	2,750	$146,575
CSX Corp.	4,650	327,546
FedEx Corp.	2,625	306,758
Southwest Airlines Co.	7,125	116,636
		897,515
Consumer Discretionary and Services - 17.3%
Best Buy Co, Inc.	3,300	180,972
eBay, Inc. (a)	2,600	76,154
Google, Inc. Cl. A (a)	1,700	712,861
Hilton Hotels Corp.	10,825	306,131
Home Depot, Inc.	6,675	238,898
Kohl's Corp. (a)	2,500	147,800
News Corp.	15,400	295,372
Nike, Inc.	5,475	443,475
Scientific Games Corp. (a)	2,400	85,488
Starbucks Corp. (a)	12,700	479,552
Yahoo!, Inc. (a)	8,450	278,850
		3,245,553
Consumer Staples - 3.9%
PepsiCo, Inc.	6,250	375,250
Procter & Gamble Co.	6,400	355,840
		731,090
Energy - 6.1%
Diamond Offshore Drilling, Inc.	3,375	283,264
EnCana Corp.	2,975	156,604
Noble Corp.	3,025	225,120
Smith International, Inc.	6,300	280,161
Weatherford International Ltd. (a)	3,925	194,759
		1,139,908
Financial Services - 10.7%
Affiliated Managers Group, Inc. (a)	2,675	232,431
Chicago Mercantile Exchange Holdings Inc.	1,000	491,150
Franklin Resources, Inc.	3,975	345,070
Goldman Sachs Group, Inc.	1,900	285,817
Investment Technology Group, Inc. (a)	2,725	138,593
Lazard Ltd Cl. A	2,800	113,120
Legg Mason, Inc.	2,500	248,800
Merrill Lynch & Co., Inc.	2,275	158,249
		2,013,230
Health Care - 15.2%
Alcon, Inc. (a)	2,800	275,940
Amgen Inc. (a)	4,200	273,966
Barr Pharmaceuticals, Inc. (a)	1,100	52,459
Caremark Rx, Inc. (a)	5,100	254,337
Genentech, Inc. (a)	6,350	519,430
Genzyme Corp. (a)	4,300	262,515
Johnson & Johnson	3,450	206,724
Medtronic, Inc.	5,275	247,503
Novartis AG - ADR	8,975	483,932
UnitedHealth Group Inc.	6,200	277,636
		2,854,442

	Shares	Value

Materials and Processing - 6.8%
Alcoa Inc.	3,600	$116,496
Cemex S.A. de C.V. - ADR (a)	7,025	400,214
Monsanto Co.	4,725	397,798
Precision Castparts Corp.	6,250	373,500
		1,288,008
Other - 3.9%
General Electric Co.	11,750	387,280
Honeywell International Inc.	4,600	185,380
McDermott International, Inc. (a)	3,700	168,239
		740,899
Producer Durables - 4.7%
Boeing Co.	2,950	241,635
Caterpillar Inc.	5,500	409,640
Lam Research Corp. (a)	2,800	130,536
United Technologies Corp.	1,700	107,814
		889,625
Technology - 18.4%
Adobe Systems Inc. (a)	8,100	245,916
Apple Computer, Inc. (a)	5,100	291,312
Autodesk, Inc. (a)	4,575	157,654
Broadcom Corp. (a)	5,550	166,777
Cisco Systems, Inc. (a)	15,200	296,856
Cognizant Technology Solutions Corp. (a)	4,375	294,744
Corning Inc. (a)	12,300	297,537
Marvell Technology Group Ltd. (a)	8,350	370,156
Microsoft Corp.	11,225	261,542
Network Appliance, Inc. (a)	5,475	193,267
QUALCOMM, Inc.	8,325	333,583
Rockwell Automation, Inc.	1,950	140,420
SAP AG - ADR	3,300	173,316
Texas Instruments Inc.	7,850	237,777
		3,460,857
Utilities - 6.1%
America Movil S.A. de C.V. - ADR	5,400	179,604
Comcast Corp. Cl. A (a)	12,300	402,702
NII Holdings, Inc. (a)	7,350	414,393
Sprint Nextel Corp.	7,750	154,922
		1,151,621
TOTAL COMMON STOCKS (Cost $17,716,979)		$18,412,748

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 12.3%
Commercial Paper - 12.3%
Kraft Foods
5.310%, 07/03/2006	$764,000	$763,774
Pepsi America
5.300%, 07/03/2006	775,000	774,772
UBS Americas
5.270%, 07/03/2006	775,000	774,773
		2,313,319

	Principal
	Amount	Value

Variable Rate Demand Notes - 0.3%
American Family Demand Note
4.807%, 12/31/2031	31,724	$31,724
Wisconsin Corp. Central Credit Union
5.020%, 12/31/2031	32,737	32,737
		64,461
TOTAL SHORT TERM INVESTMENTS (Cost $2,377,780)		$2,377,780

Total Investments (Cost $20,094,759) - 110.4%		$20,790,528
Liabilities in Excess of Other Assets - (10.5)%		(1,988,392)
TOTAL NET ASSETS - 100.0%		$18,802,136

ADR American Depository Receipt
(a) Non Income Producing

+ At June 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$20,104,379
Gross tax unrealized appreciation	1,296,470
Gross tax unrealized depreciation	(610,321)
Net tax unrealized appreciation	$686,149

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal
	Amount	Value
DEBT SECURITIES - 35.1%

ASSET BACKED SECURITIES - 1.2%
Citibank Credit Card
Series 2006-A4, 5.450%, 05/10/2013	$1,425,000	$1,413,886
TOTAL ASSET BACKED SECURITIES (Cost $1,423,499)		1,413,886
CORPORATE BONDS - 19.5%
Finance - 16.4%
ACE Limited
6.000%, 04/01/2007	550,000	550,619
AFLAC Inc.
6.500%, 04/15/2009	700,000	715,950
Allstate Life
4.500%, 05/29/2009	690,000	669,383
American Express Credit Corp.
3.000%, 05/16/2008	550,000	524,964
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	294,430
Citigroup Inc.
4.125%, 02/22/2010	1,400,000	1,332,132
Commercial Credit TRV
6.750%, 07/01/2007	100,000	100,769
Countrywide Home Loans
5.625%, 05/15/2007	2,150,000	2,147,973
General Electric Capital Corp.
4.125%, 09/01/2009	2,150,000	2,060,865
4.250%, 06/15/2012	150,000	138,998
Goldman Sachs Group
5.700%, 09/01/2012	1,050,000	1,041,137
Hartford Life, Inc.
7.100%, 06/15/2007	830,000	840,314
International Lease Finance Corp.
4.750%, 02/15/2008	150,000	147,979
4.750%, 01/13/2012	2,000,000	1,892,846
Key Bank N.A.
6.500%, 10/15/2027	500,000	507,239
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	50,000	47,540
Merrill Lynch
4.250%, 02/08/2010	1,100,000	1,046,348
MGIC Investment Corp.
6.000%, 03/15/2007	225,000	224,956
Morgan Stanley
4.250%, 05/15/2010	1,100,000	1,039,451
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,052,603
Reliastar Financial Corp.
6.500%, 11/15/2008	2,200,000	2,234,947
SLM Corp.
4.000%, 01/15/2010	600,000	567,091
		19,178,534

	Principal
	Amount	Value

Industrials - 3.1%
Amgen Inc.
4.000%, 11/18/2009	550,000	$523,211
Cisco Systems Inc 5.25 2/22/11
5.250%, 02/22/2011	350,000	343,856
Home Depot Inc.
5.200%, 03/01/2011	750,000	737,073
John Deere Capital Corp.
4.500%, 08/22/2007	1,000,000	987,236
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,100,000	1,059,719
		3,651,095
TOTAL CORPORATE BONDS (Cost $23,528,010)		22,829,629

MORTGAGE PASS-THROUGH SECURITIES - 3.7%
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	505,688	478,175
Pool #G01779, 5.000%, 04/01/2035	665,542	623,757
		1,101,932
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	409,523	395,422
Pool #725690, 6.000%, 08/01/2034	1,217,697	1,201,306
Pool #807942, 5.500%, 12/01/2034	815,396	785,524
Pool #735394, 6.500%, 02/01/2035	228,471	230,259
Pool #824940, 5.500%, 06/01/2035	591,056	568,291
		3,180,802
TOTAL MORTGAGE PASS-THROUGH SECURITIES (Cost $4,403,798)		4,282,734

U.S. GOVERNMENT AGENCY ISSUES - 6.1%
Federal Home Loan Bank
3.375%, 02/15/2008	750,000	725,665
4.750%, 08/13/2010	200,000	194,913
5.625%, 06/13/2016	825,000	816,373
		1,736,951
Federal Home Loan Mortgage Corp.
4.260%, 07/19/2007	1,125,000	1,110,986
5.750%, 01/15/2012	375,000	379,857
		1,490,843
Federal National Mortgage Association
5.375%, 11/15/2011	1,650,000	1,644,284
4.750%, 02/21/2013	1,500,000	1,439,571
5.375%, 07/15/2016	375,000	370,670
5.240%, 08/07/2018	500,000	475,358
		3,929,883
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,365,965)		7,157,677

	Principal
	Amount	Value

U.S. TREASURY NOTES - 4.6%
5.625%, 05/15/2008	1,250,000	$1,260,255
4.250%, 08/15/2013	1,750,000	1,660,860
4.250%, 11/15/2014	1,000,000	940,782
4.500%, 02/15/2016	1,600,000	1,522,751
		5,384,648
TOTAL U.S. TREASURY NOTES (Cost $5,556,701)		5,384,648

TOTAL DEBT SECURITIES (Cost $42,277,973)		41,068,574

	Shares	Value
COMMON STOCKS - 64.3%
Consumer Discretionary - 7.0%
Best Buy Co. Inc.	11,150	611,466
Comcast Corp. Cl. A (a)	40,200	1,316,148
Hilton Hotels Corp.	23,350	660,338
Home Depot, Inc.	33,150	1,186,438
J.C. Penney Co., Inc.	18,300	1,235,433
Kohl's Corp. (a)	21,100	1,247,432
News Corp.	33,100	634,858
Nordstrom, Inc.	15,650	571,225
Target Corp.	8,500	415,395
Univision Communications, Inc. (a)	9,000	301,500
		8,180,233
Consumer Staples - 4.3%
CVS Corp.	15,400	472,780
Fomento Economico Mexicano S.A. de C.V. - ADR	5,400	452,088
PepsiCo, Inc.	27,524	1,652,541
Procter & Gamble Co.	44,149	2,454,684
		5,032,093
Energy - 6.9%
CONSOL Energy Inc.	11,400	532,608
Diamond Offshore Drilling, Inc.	7,800	654,654
EnCana Corp.	11,100	584,304
Exxon Mobil Corp.	34,256	2,101,606
Grant Prideco, Inc. (a)	11,300	505,675
Kerr-McGee Corp.	7,700	533,995
Kinder Morgan, Inc.	1,350	134,851
Noble Energy, Inc.	12,600	590,436
Smith International, Inc.	15,300	680,391
Tidewater Inc.	3,750	184,500
Transocean, Inc. (a)	13,300	1,068,256
Weatherford International Ltd. (a)	9,950	493,719
		8,064,995
Financials - 11.4%
Affiliated Managers Group, Inc. (a)	4,750	412,727
American Express	15,500	824,910
American International Group, Inc.	23,338	1,378,109
Assurant, Inc.	7,850	379,940
Bank of America Corp.	22,452	1,079,941
Chubb Corp.	20,500	1,022,950
Citigroup, Inc.	31,397	1,514,591
Franklin Resources, Inc.	14,475	1,256,575
Genworth Financial Inc.	23,900	832,676
Goldman Sachs Group, Inc.	9,000	1,353,870
Lehman Brothers Holdings Inc.	8,150	530,973
Merrill Lynch & Co., Inc.	5,550	386,058
Prudential Financial, Inc.	17,050	1,324,785
Wachovia Corp.	5,408	292,465
Wells Fargo & Co.	11,775	789,867
		13,380,437
Health Care - 9.3%
Aetna, Inc.	10,200	407,286
Amgen Inc. (a)	18,250	1,190,447
Caremark Rx, Inc. (a)	12,500	623,375
Cytyc Corp. (a)	13,300	337,288
Eli Lilly & Co.	15,325	847,013
Genzyme Corp. (a)	8,100	494,505
Gilead Sciences, Inc. (a)	21,950	1,298,562
Johnson & Johnson	15,825	948,234
Medtronic, Inc.	12,450	584,154
Novartis AG - ADR	29,500	1,590,640
Omnicare, Inc.	10,550	500,281
Shire Pharmaceuticals Group PLC - ADR	11,850	524,126
Wyeth	33,700	1,496,617
		10,842,528
Industrials - 9.3%
Boeing Co.	8,600	704,426
Caterpillar Inc.	5,900	439,432
CSX Corp.	7,550	531,822
FedEx Corp.	7,500	876,450
General Electric Co.	74,350	2,450,576
Honeywell International Inc.	18,450	743,535
Joy Global, Inc.	11,137	580,126
McDermott International, Inc. (a)	19,000	863,930
Norfolk Southern Corp.	15,750	838,215
Parker-Hannifin Corp.	6,800	527,680
Precision Castparts Corp.	9,950	594,612
Rockwell Automation, Inc.	5,300	381,653
Southwest Airlines Co.	28,000	458,360
United Technologies Corp.	13,700	868,854
		10,859,671
Information Technology - 10.9%
Adobe Systems, Inc. (a)	19,700	598,092
Analog Devices, Inc.	12,600	404,964
Apple Computer, Inc. (a)	9,300	531,216
ASML Holding N.V. - ADR (a)	23,200	469,104
Autodesk, Inc. (a)	17,300	596,158
Cisco Systems, Inc. (a)	40,891	798,601
Citrix Systems, Inc. (a)	13,950	559,953
Comverse Technology, Inc. (a)	17,250	341,032
Corning, Inc. (a)	45,400	1,098,226
eBay, Inc. (a)	18,800	550,652
EMC Corp. (a)	20,750	227,627
Hewlett-Packard Co.	28,400	899,712
Intel Corp.	17,300	327,835
Intersil Corp.	13,600	316,200
Lam Research Corp. (a)	9,800	456,876
Marvell Technology Group Ltd. (a)	19,250	853,353
Microsoft Corp.	37,850	881,905
Motorola, Inc.	27,950	563,193
SAP AG - ADR	10,100	530,452
Texas Instruments, Inc.	23,650	716,359
Yahoo!, Inc. (a)	31,600	1,042,800
		12,764,310
Materials - 2.2%
Alcoa Inc.	24,700	799,292
Cemex S.A. de C.V. - ADR (a)	14,400	820,368
Phelps Dodge Corp.	4,950	406,692
United States Steel Corp.	7,200	504,864
		2,531,216
Telecommunication Services - 1.3%
America Movil S.A. de C.V. - ADR	30,750	1,022,745
Sprint Nextel Corp.	24,009	479,940
		1,502,685
Utilities - 1.7%
Dominion Resources, Inc.	15,650	1,170,464
TXU Corp.	13,700	819,123
		1,989,587
TOTAL COMMON STOCKS (Cost $60,221,763)		$75,147,755
SHORT TERM INVESTMENTS - 0.1%
Variable Rate Demand Notes - 0.1%
Wisconsin Corp. Central Credit Union
5.020%, 12/31/2031	$66,006	$66,006
TOTAL SHORT TERM INVESTMENTS (Cost $66,006)		$66,006

Total Investments (Cost $102,565,742) - 99.5%		$116,282,335
Other Assets in Excess of Liabilities - 0.5%		551,438
TOTAL NET ASSETS - 100.0%		$116,833,773

ADR American Depository Receipt
(a) Non Income Producing

+ At June 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$102,874,671
Gross tax unrealized appreciation	16,144,692
Gross tax unrealized depreciation	(2,737,028)
Net tax unrealized appreciation	$13,407,664

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal
	Amount	Value

DEBT SECURITIES: 97.7%
ASSET BACKED SECURITIES: 4.3%
Citibank Credit Card
Series 2006-A4, 5.450%, 05/10/2013	$1,750,000	$1,736,352
MBNA Credit Card Master Note
Series 2004-4A, 2.700%, 09/15/2009	500,000	489,510

TOTAL ASSET BACKED SECURITIES (Cost $2,244,995)		2,225,862

CORPORATE BONDS: 60.7%

Finance: 49.0%
ACE Limited
6.000%, 04/01/2007	700,000	700,788
AFLAC Inc.
6.500%, 04/15/2009	1,150,000	1,176,204
Allstate Life
4.500%, 05/29/2009	625,000	606,325
American Express Credit Corp.
3.000%, 05/16/2008	1,350,000	1,288,548
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	294,430
Citigroup Inc.
5.625%, 08/27/2012	1,100,000	1,088,218
Commercial Credit TRV
6.750%, 07/01/2007	930,000	937,155
Countrywide Home Loans
5.625%, 05/15/2007	1,750,000	1,748,350
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,019,811
4.250%, 06/15/2012	1,350,000	1,250,980
Goldman Sachs Group
5.700%, 09/01/2012	1,325,000	1,313,816
International Lease Finance Corp.
4.750%, 02/15/2008	1,550,000	1,529,115
4.750%, 01/13/2012	1,325,000	1,254,010
Key Bank N.A.
6.500%, 10/15/2027	500,000	507,239
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010	1,000,000	950,805
Merrill Lynch
4.250%, 02/08/2010	1,375,000	1,307,934
MGIC Investment Corp.
6.000%, 03/15/2007	750,000	749,853
Morgan Stanley
4.250%, 05/15/2010	1,375,000	1,299,313
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,052,603
Reliastar Financial Corp.
6.500%, 11/15/2008	2,350,000	2,387,330
SLM Corp.
5.240%, 07/27/2009	1,050,000	1,051,688
4.000%, 01/15/2010	1,150,000	1,086,924
Wachovia Corp.
3.625%, 02/17/2009	900,000	856,615
		25,458,054

Industrials: 11.7%
Amgen Inc.
4.000%, 11/18/2009	650,000	618,340
Cisco Systems Inc 5.25 2/22/11
5.250%, 02/22/2011	600,000	589,467
General Mills, Inc.
5.125%, 02/15/2007	750,000	747,629
Home Depot, Inc.
5.200%, 03/01/2011	925,000	909,057
John Deere Capital Corp.
4.500%, 08/22/2007	1,000,000	987,236
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,275,000	1,228,311
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	964,116
		6,044,156

TOTAL CORPORATE BONDS (Cost $32,585,676)		31,502,210

MORTGAGE PASS-THROUGH SECURITIES: 6.8%

Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	381,193	360,454
Pool #G01779, 5.000%, 04/01/2035	505,658	473,911
		834,365
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	309,060	298,418
Pool #725690, 6.000%, 08/01/2034	1,267,807	1,250,740
Pool #807942, 5.500%, 12/01/2034	614,240	591,738
Pool #735394, 6.500%, 02/01/2035	174,914	176,283
Pool #824940, 5.500%, 06/01/2035	414,369	398,409
		2,715,588

TOTAL MORTGAGE PASS-THROUGH SECURITIES (Cost $3,665,712)		3,549,953

U.S. GOVERNMENT AGENCY: 12.5%
Federal Home Loan Bank
5.750%, 05/15/2008	250,000	251,284
4.000%, 11/13/2009	500,000	478,756
5.625%, 06/13/2016	1,250,000	1,236,929
		1,966,969
Federal Home Loan Mortgage Corp.
4.260%, 07/19/2007	1,250,000	1,234,429
5.750%, 01/15/2012	250,000	253,238
4.750%, 06/28/2012	1,250,000	1,204,260
		2,691,927
Federal National Mortgage Association
5.375%, 11/15/2011	1,200,000	1,195,843
5.375%, 07/15/2016	250,000	247,114
5.240%, 08/07/2018	425,000	404,054
		1,847,011

TOTAL U.S. GOVERNMENT AGENCY (Cost $6,648,204)		6,505,907

U.S. TREASURY NOTES: 13.4%
5.625%, 05/15/2008	400,000	403,282
6.000%, 08/15/2009	750,000	768,955
3.625%, 01/15/2010	750,000	714,316
4.250%, 08/15/2013	1,250,000	1,186,329
4.750%, 05/15/2014	1,250,000	1,219,776
4.250%, 11/15/2014	1,500,000	1,411,173
4.500%, 02/15/2016	1,300,000	1,237,235

TOTAL U.S. TREASURY NOTES (Cost $7,199,116)		6,941,066

TOTAL DEBT SECURITIES: (Cost $52,343,703)		$50,724,998

SHORT TERM INVESTMENTS: 0.9%
Commercial Paper: 0.8%
Pepsi America
5.300%, 07/03/2006	410,000	$409,879

Variable Rate Demand Notes**: 0.1%
Wisconsin Corp. Central Credit Union
5.020%, 12/31/2031	56,374	56,374

TOTAL SHORT TERM INVESTMENTS (Cost $466,253)		$466,253

Total Investments (Cost $52,809,956): 98.6%		$51,191,251
Other Assets in Excess of Liabilities: 1.4%		729,958
TOTAL NET ASSETS: 100.0%		$51,921,209

** The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

+ At June 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$52,810,149
Gross tax unrealized appreciation	1,857
Gross tax unrealized depreciation	(1,620,755)
Net tax unrealized appreciation	$(1,618,898)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title) /S/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date August 29, 2006

* Print the name and title of each signing officer under his or her signature.